Other Intangible Assets - Additional information (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
	Jun. 14, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs			3.00%	3.00%
Discount rate equal to post-tax WACC		6.50%	6.50%	7.00%
Intangible assets, for which impairments have been charged		£ 694	£ 694	£ 67
Intangible assets, for which impairments have been charged or reversed		£ 104	£ 104	205
Robitussin [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage increase in discount rate for the recoverable amount to be equal to the carrying amount		0.50%	0.50%
Percentage decrease in operating margin for the recoverable to be equal to the carrying amount			4.10%
Percentage decrease in long term growth rate for the recoverable amount to be equal to the carrying amount			0.70%
Prepartion H [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage increase in discount rate for the recoverable amount to be equal to the carrying amount		0.10%	0.10%
Percentage decrease in operating margin for the recoverable to be equal to the carrying amount			1.50%
Percentage decrease in long term growth rate for the recoverable amount to be equal to the carrying amount			0.20%
Alector [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, Intangible assets other than goodwill		£ 363
Additions other than through business combinations, Intangible assets other than goodwill, Amount added in next twelve months		£ 146	£ 146
Changes in intangible asssets other than goodwill			£ 509
Iteos Member [Member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Changes in intangible asssets other than goodwill	£ 444
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate		3.00%	3.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate		3.00%	3.00%
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software		£ 526	£ 526	£ 612